Changes in liabilities arising from financing activities	12 Months Ended
Dec. 31, 2019
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Changes in liabilities arising from financing activities
24. Changes in liabilities arising from financing activities

	Contingent consideration	Lease liability	Bank loan	Novartis Notes	Warrant liability	Deferred cash consideration	TAP agreement	Total
Carrying value at January 1, 2018	—	—	18,775	1,977	1,346	2,061	—	24,159
Financing cash flows	—	—	(2,111)	—	—	—	34	(2,077)
Changes in fair values	—	—	(375)	—	(716)	70	—	(1,021)
Interest expense	—	—	2,427	185	—	—	—	2,612
Loss on modification	—	—	730	—	—	—	—	730
Other	—	—	—	(124)	375	—	—	251

Carrying value December 31, 2018	—	—	19,446	2,038	1,005	2,131	34	24,654
Adoption of IFRS 16 (Leases)	—	2,534	—	—	—	—	—	2,534
Financing cash flows	—	(2,212)	(1,739)	—	—	—	—	(3,951)
Changes in foreign exchange	—	(131)	—	—	—	—	—	(131)
Changes in fair values	354	—	—	—	(874)	(477)	10	(987)
Interest expense	—	1,314	3,262	20	—	—	—	4,596
Gain on modification	—	—	(457)	—	—	—	—	(457)
Issuance of equity	—	—	—	(2,058)	—	—	—	(2,058)
Acquisition of subsidiary (Note 5)	—	10,689	—	—	—	—	—	10,689
Lease term reassessment	—	(290)	—	—	—	—	—	(290)
Carrying value at December 31, 2019	354	11,904	20,512	—	131	1,654	44	34,599